Distribution Of Profits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Distribution of Profits [Line Items]
Appropriations to general reserves	$ 39.5	$ 31.6	$ 30.2
Restricted portion of registered net assets	$ 199.3